UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2527

Scudder Money Funds

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31/05

Date of reporting period: 10/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of October 31, 2005 (Unaudited)

Scudder Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.0%
Arizona 1.7%
Arizona, McAllister Academic Village LLC Revenue, Arizona State University Project, Series A, 2.7% *, 7/1/2045 (a)	2,300,000	2,300,000
Arizona, Salt River Pima-Maricopa, Indian Community, 2.7% *, 10/1/2025, Bank of America NA (b)	3,500,000	3,500,000
Arizona, School Facilities Board, Certificates of Participation, Series 735, 144A, 2.74% *, 3/1/2013 (a)	3,680,000	3,680,000
Salt River, AZ, Agricultural Improvement & Power Distribution Revenue, 2.69%, 11/10/2005	2,200,000	2,200,000

		11,680,000
California 4.5%
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 2.82% *, 2/1/2037	900,000	900,000
California, State Department Water Resources Power Supply Revenue, Series C-1, 2.68% *, 5/1/2022, Dexia Credit Local (b)	1,225,000	1,225,000
Los Angeles County, CA, Capital Asset Lease Revenue, 2.72%, 12/1/2005	7,000,000	7,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/30/2006	6,000,000	6,056,370
Los Angeles, CA, Regional Airports Improvement Corp., Lease Revenue, Series 2, 2.73% *, 12/1/2025, Societe Generale (b)	11,800,000	11,800,000
Riverside, CA, Community College District, Series 913, 144A, 2.73% *, 2/1/2013 (a)	3,000,000	3,000,000
Sacramento County, CA, Housing Authority, Multi-Family Revenue, Sierra Sunrise Senior Apartments, Series D, AMT, 2.75% *, 7/1/2036, Citibank NA (b)	1,700,000	1,700,000

		31,681,370
Colorado 3.6%
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 2.74% *, 12/1/2024 (a)	8,525,000	8,525,000
Colorado, Educational & Cultural Facilities Authority Revenue, Bear Creek School Project, 2.75% *, 10/1/2032, US Bank NA (b)	6,600,000	6,600,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 2.77% *, 5/1/2033, KeyBank NA (b)	3,200,000	3,200,000
Colorado, Health Facilities Authority Revenue, Adventist Health Sunbelt, Series B, 2.7% *, 11/15/2034, SunTrust Bank (b)	1,000,000	1,000,000
Larimer County, CO, School District No. R-1 Poudre, Series II-R-4535, 144A, 2.74% *, 12/15/2021 (a)	2,820,000	2,820,000
Summit County, CO, School District No. RE1, Series R-6513, 144A, 2.74% *, 12/1/2023 (a)	3,370,000	3,370,000

		25,515,000
Delaware 0.8%
Delaware, University of Delaware Revenue, Series B, 2.69% *, 11/1/2034	900,000	900,000
Sussex County, DE, Industrial Development Revenue, Perdue Agrirecycle LLC Project, AMT, 2.75% *, 1/1/2013, SunTrust Bank (b)	5,000,000	5,000,000

		5,900,000
Florida 5.1%
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series PT-703, 144A, 2.42% *, 9/1/2026	7,025,000	7,025,000
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 2.74% *, 7/1/2019 (a)	4,180,000	4,180,000

Collier County, FL, School Board, Certificates of Participation, Series MT-147, 144A, 2.35% *, 2/15/2021 (a)	4,100,000	4,100,000
Florida, Capital Projects Finance Authority, Continuing Care Retirement, Glenridge on Palmer Ranch, Series C, 2.73% *, 6/1/2012, Bank of Scotland (b)	300,000	300,000
Florida, Higher Educational Facilities Financing Authority Revenue, St. Thomas University Project, 2.72% *, 1/1/2019, SunTrust Bank (b)	500,000	500,000
Florida, State Department of Environmental Protection Preservation Revenue, Series RR-II-R-3043, 144A, 2.74% *, 7/1/2023 (a)	1,500,000	1,500,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 2.71% *, 3/31/2021, Bank of America NA (b)	2,265,000	2,265,000
Highlands County, FL, Health Facilities Authority Revenue, Hospital Adventist Health Systems, Series B, 2.7% *, 11/15/2009, Suntrust Bank (b)	6,600,000	6,600,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 2.75% *, 9/1/2029, Bank of America NA (b)	2,965,000	2,965,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Project, 2.75% *, 11/1/2028, Bank of America NA (b)	1,865,000	1,865,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Smokewood/Sun, Series A, 2.71% *, 12/1/2022	550,000	550,000
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, 2.75% *, 12/1/2023, Bank of America NA (b)	4,200,000	4,200,000

		36,050,000
Georgia 2.8%
Athens Clarke County, GA, University Government Development Authority Revenue, University of Georgia Athletic Association, Series B, 2.71% *, 7/1/2035, Bank of America NA (b)	3,000,000	3,000,000
Atlanta, GA, Airport Revenue:
Series C-3, 2.7% *, 1/1/2030 (a)	500,000	500,000
Series C-1, 2.7% *, 1/1/2030 (a)	4,000,000	4,000,000
Fayette County, GA, Development Authority Educational Facilities Revenue, Catholic School Properties, Inc. Project, 2.7% *, 4/1/2024, Wachovia Bank (b)	1,000,000	1,000,000
Fulton County, GA, Development Authority Revenue, Shepherd Center, Inc. Project, 2.7% *, 9/1/2035, SunTrust Bank (b)	1,300,000	1,300,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia, 2.7% *, 8/1/2018, SunTrust Bank (b)	600,000	600,000
Rockdale County, GA, Hospital Authority Revenue, Anticipation Certificates, 2.7% *, 10/1/2027, SunTrust Bank (b)	4,315,000	4,315,000
Roswell, GA, Housing Authority, Multi-Family Revenue, Post Canyon Project, 2.69% *, 6/1/2025	5,100,000	5,100,000

		19,815,000
Hawaii 0.5%
ABN AMRO, Munitops Certificates Trust, Series 2004-16, 144A, 2.76% *, 7/1/2012 (a)	3,200,000	3,200,000
Idaho 2.1%
Idaho, State Tax Anticipation Notes, 4.0%, 6/30/2006	7,500,000	7,565,596
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT, 2.75% *, 4/1/2014, Wachovia Bank NA (b)	7,500,000	7,500,000

		15,065,596
Illinois 9.6%
Chicago, IL, Revenue Bonds, De La Salle Institute Project, 2.79% *, 4/1/2027, Fifth Third Bank (b)	3,470,000	3,470,000
Cicero, IL, Industrial Development Revenue, Harris Steel Co. Project, AMT, 2.84% *, 5/1/2011, American National Bank & Trust (b)	1,450,000	1,450,000
Cook County, IL, Industrial Developement Revenue, 128th Place Limited Partnership, AMT, 2.79% *, 7/1/2020, LaSalle Bank NA (b)	2,250,000	2,250,000
Cook County, IL, Industrial Development Revenue, Devorahco LLC Project, Series A, AMT, 2.79% *, 12/1/2034, LaSalle Bank NA (b)	2,000,000	2,000,000
Du Page County, IL, Benedictine University Building Project, 2.73% *, 7/1/2024, LaSalle Bank NA (b)	5,430,000	5,430,000

Franklin Park, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 2.8% *, 2/1/2007, Northern Trust Company (b)	5,000,000	5,000,000
Hillside, IL, Economic Development Revenue, L&J Technologies Project, AMT, 2.8% *, 7/1/2024, Northern Trust Company (b)	4,020,000	4,020,000
Illinois, Development Finance Authority Revenue, Regional Organization Bank of Illinois Project, 2.83% *, 12/1/2020, Bank One NA (b)	2,400,000	2,400,000
Illinois, Development Finance Authority, Industrial Development Revenue, Tripp Partners Project, AMT, 2.5% *, 2/1/2013, Northern Trust Company (b)	3,080,000	3,080,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 2.79% *, 8/1/2019, LaSalle Bank NA (b)	4,700,000	4,700,000
Illinois, Finance Authority Revenue, Northwestern University, Series B, 2.65% *, 12/1/2034	800,000	800,000
Illinois, Finance Authority Revenue, Richard H Driehaus Museum, 2.7% *, 2/1/2035, Northern Trust Company (b)	6,000,000	6,000,000
Illinois, General Obligation, Series 1750, 144A, 2.74% *, 12/1/2010 (a)	5,320,000	5,320,000
Illinois, General Obligation, Regional Transportation Authority, Merlots, Series A-24, 144A, 2.72% *, 7/1/2032 (a)	2,165,000	2,165,000
Illinois, General Obligation, Star Certificates, Series 03-20, 144A, 2.74% *, 11/1/2019 (a)	5,700,000	5,700,000
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC/ScreenFlex Project, AMT, 2.79% *, 3/1/2018, LaSalle Bank NA (b)	1,725,000	1,725,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 2.8% *, 1/1/2015, Northern Trust Company (b)	6,500,000	6,500,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 2.79% *, 7/1/2020, LaSalle Bank NA (b)	1,170,000	1,170,000
Woodridge, IL, Du Page Will & Cook Counties, Industrial Development Revenue, Morey Realty Group, Inc. Project, AMT, 2.84% *, 12/1/2016, Bank One NA (b)	3,970,000	3,970,000

		67,150,000
Indiana 4.0%
ABN AMRO, Munitops Certificates Trust, Series 2005-7, 144A, 2.76% *, 7/10/2013 (a)	7,150,000	7,150,000
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center III Project, AMT, 2.79% *, 6/1/2022, LaSalle Bank NA (b)	4,500,000	4,500,000
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 2.79% *, 6/1/2022, LaSalle Bank NA (b)	4,900,000	4,900,000
Indiana, Health Facility Financing Authority, Hospital Revenue, Macon Trust, Series F, 144A, 2.74% *, 5/1/2035 (a)	4,995,000	4,995,000
Indiana, State Development Finance Authority, Economic Development Revenue, Goodwill Industries Michiana Project, 2.77% *, 1/1/2027, National City Bank of Indiana (b)	1,985,000	1,985,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center IV Project, AMT, 2.79% *, 6/1/2022, LaSalle Bank NA (b)	1,600,000	1,600,000
Indiana, State Educational Facilities Authority Revenue, St. Mary Woods Project, 2.76% *, 4/1/2024, Bank One NA (b)	3,000,000	3,000,000

		28,130,000
Kentucky 7.1%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 2.75% *, 8/1/2013, Calyon Bank (b)	4,400,000	4,400,000
Jeffersontown, KY, Lease Progam Revenue, Kentucky League of Cities Funding Trust, 2.89% *, 3/1/2030, US Bank NA (b)	3,720,000	3,720,000
Kentucky, Asset & Liability Commission Generated Fund, Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/28/2006	5,500,000	5,546,625
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 2.8% *, 7/1/2019, Bank One Kentucky NA (b)	475,000	475,000
Pendleton, KY, County Lease:
2.65%, 11/4/2005	11,300,000	11,300,000
2.73%, 12/8/2005	24,000,000	24,000,000

		49,441,625
Maine 1.0%
Maine, State Tax Anticipation Notes, 4.0%, 6/30/2006	7,000,000	7,058,506
Maryland 0.4%

Gaithersburg, MD, Economic Development Revenue, Asbury Methodist Village, 2.73% *, 1/1/2034, KBC Bank NV (b)	2,500,000	2,500,000
Massachusetts 0.5%
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series G, 2.75% *, 7/1/2026, Bank of America NA (b)	3,300,000	3,300,000
Michigan 7.4%
Comstock Park, MI, Public Schools, Series R-2178, 144A, 2.74% *, 5/1/2025 (a)	930,000	930,000
Detroit, MI, ABN AMRO Munitops Certificates Trust, Series 2003-3, 144A, 2.74% *, 1/1/2011 (b)	12,000,000	12,000,000
Detroit, MI, City School District, Series PT-1844, 144A, 2.11% *, 5/1/2011 (a)	1,085,000	1,085,000
Detroit, MI, Sewer Disposal Revenue, Series E, 3.0% *, 7/1/2031 (a)	15,500,000	15,500,000
Georgetown Township, MI, Economic Development Corp., Limited Obligation Revenue, Sunset Manor, Inc. Project, 2.7% *, 11/1/2019, LaSalle Bank NA (b)	5,655,000	5,655,000
Jackson County, MI, Economic Development Corp. Revenue, Spring Arbor College Project, 2.76% *, 12/1/2020, Comerica Bank (b)	4,300,000	4,300,000
Michigan, Municipal Securities Trust Certificates, Series 9054, 144A, 2.75% *, 4/20/2011	2,825,000	2,825,000
Michigan, State University Revenue, 2.6%, 11/8/2005	4,000,000	4,000,000
Michigan, Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 2.85% *, 10/1/2015, Comerica Bank (b)	4,900,000	4,900,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Acme Manufacturing Co. Project, AMT, 2.85% *, 11/1/2023, JPMorgan Chase & Co. (b)	630,000	630,000

		51,825,000
Missouri 0.4%
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 2.77% *, 3/1/2030, American National Bank & Trust (b)	2,500,000	2,500,000
Nebraska 0.4%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, AMT, Series D, 2.83% *, 9/1/2034	2,472,500	2,472,500
Nevada 1.1%
Las Vegas Valley, NV, Water District, Series B-10, 144A, 2.72% *, 6/1/2024 (a)	7,880,000	7,880,000
New Hampshire 0.3%
New Hampshire, State Business Finance Authority, Exempt Facilities Revenue, Waste Management of NH, Inc. Project, AMT, 2.75% *, 9/1/2012, Wachovia Bank NA (b)	2,000,000	2,000,000
New Jersey 3.9%
New Jersey, Economic Development Authority Revenue, Series R-331, 144A, 2.75%*, 6/15/2012 (a)	1,995,000	1,995,000
New Jersey, Economic Development Authority Revenue, First Mortgage, Lions Gate Project, Series C, 2.7% *, 1/1/2020, Citizens Bank (b)	7,000,000	7,000,000
New Jersey, State Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/23/2006	14,400,000	14,509,096
New Jersey, State Transportation Trust Fund Authority, Series PT-2488, 144A, 2.96% *, 12/15/2017 (a)	2,800,000	2,800,000
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont, 2.7% *, 3/1/2012	900,000	900,000

		27,204,096
New Mexico 0.1%
Farmington, NM, Pollution Control Revenue, Arizona Public Service Co., Series C, AMT, 2.68% *, 9/1/2024, Barclays Bank PLC (b)	1,000,000	1,000,000
New York 2.2%
Long Island, NY, Power Authority, Electric System Revenue, Series D, 2.66% *, 12/1/2029 (a)	1,500,000	1,500,000

New York, Jay Street Development Corp., Centers Facilities Lease Revenue, Series A-1, 2.68% *, 5/1/2022, Depfa Bank PLC (b)	915,000	915,000
New York, Metropolitan Transportation Authority Revenue, Series PA-1083, 144A, 2.11% *, 5/15/2010 (a)	1,450,000	1,450,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore, LI Jewish, Series A, 2.68% *, 11/1/2034, Citibank NA (b)	1,025,000	1,025,000
New York, State Housing Finance Agency Revenue, Multi-Family Housing, Series A, AMT, 2.72% *, 11/1/2028 (a)	790,000	790,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 2.35% *, 3/15/2025 (a)	6,410,000	6,410,000
New York City, NY, Transitional Finance Authority Revenue, Series 1-C, 2.68% *, 11/1/2022	800,000	800,000
New York, NY, General Obligation, Series 1010, 144A, 2.73% *, 8/1/2013 (a)	1,000,000	1,000,000
New York, NY, Municipal Securities Trust Receipts, Series SG-109, 144A, 2.96% *, 6/1/2027 (a)	1,300,000	1,300,000
Niagara County, NY, Industrial Development Agency, Civic Facility Revenue, NYSARC, Inc. Opportunities Unlimited, Series A, 2.77% *, 9/1/2021, KeyBank NA (b)	275,000	275,000

		15,465,000
North Carolina 0.6%
Moore County, NC, Industrial Facilities & Pollution Control Finance Authority Revenue, Klaussner Industries Project, AMT, 2.8% *, 5/1/2010, Wachovia Bank NA (b)	3,000,000	3,000,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, 1st Mortgage-United Methodist, Series B, 2.72% *, 10/1/2035, Branch Banking & Trust (b)	1,000,000	1,000,000

		4,000,000
Ohio 3.8%
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 2.74% *, 6/1/2032, Wachovia Bank NA (b)	5,780,000	5,780,000
Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth System, 2.74% *, 2/1/2035, National City Bank (b)	5,000,000	5,000,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 2.72% *, 12/1/2032 (a)	3,910,000	3,910,000
Huron County, OH, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 2.72% *, 12/1/2027, National City Bank (b)	3,000,000	3,000,000
Lorain, OH, Port Authority Revenue, Port Development, Spitzer Project, AMT, 2.87% *, 12/1/2019, National City Bank (b)	2,800,000	2,800,000
Ohio, State Higher Educational Facility Community Revenue, Pooled Program:
Series A, 2.76% *, 9/1/2020, Fifth Third Bank (b)	940,000	940,000
Series C, 2.76% *, 9/1/2025, Fifth Third Bank (b)	810,000	810,000
Ohio, State Water Development Authority Revenue, Series 1118, 144A, 2.73% *, 12/1/2019	2,590,000	2,590,000
Portage County, OH, Industrial Development Revenue, Allen Aircraft Products Project, AMT, 2.86% *, 7/1/2018, National City Bank (b)	1,700,000	1,700,000

		26,530,000
Oklahoma 1.0%
Blaine County, OK, Industrial Development Authority Revenue, Seaboard Project, AMT, 2.75% *, 11/1/2018, SunTrust Bank (b)	1,500,000	1,500,000
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 2.73% *, 7/1/2032 (a)	5,250,000	5,250,000

		6,750,000
Oregon 0.9%
Hermiston, OR, Electric System Revenue, Private Activities, Series A, 2.75% *, 10/1/2032, Bank of America NA (b)	6,495,000	6,495,000
Pennsylvania 5.1%
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 2.72% *, 7/1/2023, Wachovia Bank NA (b)	2,040,000	2,040,000
Chester County, PA, Industrial Development Authority Revenue, Bentley Graphic, Inc. Project, AMT, 2.9% *, 12/1/2020, First Tennessee Bank (b)	4,500,000	4,500,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 2.75% *, 11/1/2017 (a)	5,450,000	5,450,000

Manheim Township, PA, School District, 2.75% *, 6/1/2016 (a)	3,990,000	3,990,000
Montgomery County, PA, Redevelopment Authority, Multi-Family Housing Revenue, Forge Gate Apartments Project, Series A, 2.67% *, 8/15/2031	300,000	300,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Amtrak Project, Series B, AMT, 2.83% *, 11/1/2041, Morgan Guaranty Trust (b)	970,000	970,000
Pennsylvania, Economic Development Financing Authority, Solid Waste Disposal Revenue, Series MT-047, AMT, 144A, 2.77% *, 11/1/2021	2,995,000	2,995,000
Pennsylvania, State General Obligation, Series A-15, 144A, 2.72% *, 1/1/2017 (a)	4,050,000	4,050,000
Pennsylvania, State Higher Educational Assistance Agency, Student Loan Revenue, Series A, AMT, 2.76% *, 3/1/2027 (a)	4,320,000	4,320,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, University Properties, Student Housing, Series A, 2.72% *, 8/1/2035, Citizens Bank (b)	5,170,000	5,170,000
Pennsylvania, Red Lion Area School District, 2.72% *, 5/1/2024 (a)	1,600,000	1,600,000

		35,385,000
Puerto Rico 0.9%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 2.71% *, 10/1/2008	3,875,000	3,875,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 2.69% *, 7/1/2020 (a)	1,200,000	1,200,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 2.74% *, 12/1/2030	1,530,000	1,530,000

		6,605,000
South Carolina 1.0%
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 2.87% *, 9/1/2011	2,500,000	2,500,000
South Carolina, Educational Facilities Authority for Private Nonprofit Institutions, Coker College, 2.75% *, 6/1/2019, Wachovia Bank NA (b)	4,455,000	4,455,000

		6,955,000
Tennessee 0.6%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health, Series C, 2.7% *, 5/1/2039	3,000,000	3,000,000
Clarksville, TN, Public Building Authority Revenue, Pooled Financing Program, 2.72% *, 7/1/2031, Bank of America NA (b)	1,300,000	1,300,000

		4,300,000
Texas 18.1%
Aldine, TX, Independent School District, Series 827, 144A, 2.74% *, 1/1/2012	2,935,000	2,935,000
Austin, TX, Electric Utility Systems Revenue, Series R-1057, 144A, 2.74% *, 11/15/2021 (a)	4,785,000	4,785,000
Austin, TX, Water & Waste Systems Revenue, Series B-27, 144A, 2.72% *, 11/15/2026 (a)	5,260,000	5,260,000
Dallas, TX, Independent School District, Series 6038, 144A, 2.74% *, 8/15/2024	6,155,000	6,155,000
Galena Park, TX, Independent School District, Series SG-153, 144A, 2.37% *, 8/15/2023	6,700,000	6,700,000
Harris County, TX, General Obligation, 144A, 2.77%, 12/8/2005	8,000,000	8,000,000
Houston, TX, Airport System Revenue, Series SG-161, 144A, 2.74% *, 7/1/2032 (a)	10,735,000	10,735,000
Houston, TX, General Obligation, Series 781, 144A, 2.74% *, 3/1/2012 (a)	4,000,000	4,000,000
Houston, TX, Independent School District:
Series 05-18, 144A, 2.74% *, 8/15/2014	4,625,000	4,625,000
Series RR-II-R-408, 144A, 2.74% *, 2/15/2029	4,000,000	4,000,000
Houston, TX, Water & Sewer System Revenue, Municipal Trust Receipts, Series SG-120, 144A, 2.74% *, 12/1/2023	2,000,000	2,000,000
Houston, TX, Water & Sewer Systems Revenue, Star Certificates, Series 2003-14, 144A, 2.74% *, 6/1/2026 (a)	1,100,000	1,100,000
Northside, TX, Independent School District, Series 758, 144A, 2.74% *, 2/15/2013	1,410,000	1,410,000
Northside, TX, Independent School District, School Building, 2.85% *, 6/15/2035	5,000,000	5,000,000
San Antonio, TX, Electric & Gas Revenue, Series 1700, 144A, 2.75% *, 2/1/2010	6,550,000	6,550,000
Texas, Municipal Power Agency Revenue, Series L36J-D, 144A, 2.81% *, 9/1/2011 (a)	8,000,000	8,000,000
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, Series B, 2.68% *, 10/1/2029, Landesbank Hessen-Thuringen (b)	300,000	300,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2006	17,600,000	17,812,726

Texas, University of Texas Revenue:
2.68% *, 11/8/2005	10,000,000	10,000,000
Series B-14, 144A, 2.72% *, 8/15/2022	4,590,000	4,590,000
Texas, Water Development Board Revenue, Series 2187, 144A, 2.65% *, 7/15/2021	10,905,000	10,905,000
Travis County, TX, Health Facilities Development Corp., Retirement Facility Revenue, Querencia Barton Creek, Series C, 2.7% *, 11/15/2035, LaSalle Bank NA (b)	2,000,000	2,000,000

		126,862,726
Utah 1.3%
Alpine, UT, General Obligation, School District:
Floater-PT-436, 144A, 2.74% *, 3/15/2007	2,270,000	2,270,000
Floater-PT-436, 144A, 2.74% *, 3/15/2009	4,125,000	4,125,000
Utah, Housing Finance Agency, Single Family Mortgage, Series E-1, AMT, 2.83% *, 7/1/2031	2,475,000	2,475,000

		8,870,000
Virginia 0.6%
Henrico County, VA, Economic Development Authority, Industrial Development Revenue, Colonial Mechanical Corp., AMT, 2.75% *, 8/1/2020, Wachovia Bank NA (b)	4,000,000	4,000,000
Washington 4.7%
Grant County, WA, Public Utilities District Number 002, Electric Revenue, Series 780, 144A, 2.74% *, 1/1/2010 (a)	6,125,000	6,125,000
King County, WA, General Obligation, Series 848, 144A, 2.74% *, 1/1/2013 (a)	6,850,000	6,850,000
King County, WA, Public Hospital District No. 002, Series R-6036, 144A, 2.74% *, 12/1/2023 (a)	1,275,000	1,275,000
Washington, Port Seattle Revenue, AMT, 2.75% *, 9/1/2035, Fortis Bank SA/NV (b)	2,000,000	2,000,000
Washington, State General Obligation:
Series A-11, 144A, 2.72% *, 6/1/2017 (a)	5,680,000	5,680,000
Series R-3036, 144A, 2.74% *, 1/1/2023 (a)	3,000,000	3,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Deer Run West Apartments Project, Series A, AMT, 2.79% *, 6/15/2037, Bank of America NA (b)	5,200,000	5,200,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Highland Park Apartments Project, Series A, AMT, 2.82% *, 7/15/2038, Bank of America NA (b)	3,120,000	3,120,000

		33,250,000
West Virginia 0.1%
Preston County, WV, Industrial Development Revenue, Allegheny Wood Products, Inc., AMT, 2.84% *, 12/1/2007, Bank One (b)	300,000	300,000
Randolph County, WV, Industrial Development Revenue, Allegheny Wood Products Project, AMT, 2.84% *, 12/1/2007, Bank One (b)	75,000	75,000

		375,000
Wisconsin 0.4%
Manitowoc, WI, Industrial Development Revenue, Kaysun Corp. Project, AMT, 2.84% *, 5/1/2015, Bank One (b)	1,080,000	1,080,000
Pewaukee, WI, Industrial Development Revenue, Mixer System, Inc. Project, AMT, 2.84% *, 9/1/2020, Bank One (b)	1,900,000	1,900,000
		2,980,000
Multi-State 0.4%
ABN AMRO, Munitops Certificates Trust, Series 2004-38, 144A, 2.76% *, 2/15/2011	3,000,000	3,000,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 693,191,419)	99.0	693,191,419
Other Assets and Liabilities, Net	1.0	7,282,409

Net Assets	100.0	700,473,828

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of October 31, 2005.

(a)	Bond is insured by one of these companies.
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	5.1%
Financial Guarantee Insurance Company	7.4%
Financial Security Assurance, Inc.	8.9%
MBIA Corp.	6.8%
(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder Tax-Exempt Money Fund, a series of Scudder Money Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder Tax-Exempt Money Fund, a series of Scudder Money Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	December 19, 2005

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 19, 2005